Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances	$ 7,778		$ 9,497
Cash equivalents	15,949		9,270
Total cash equivalents	$ 23,727	$ 1,208	$ 18,767	$ 956	$ 10,476	$ 15,989